Financial instruments (Narrative) (Details) oz in Millions, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) lb oz $ / lbs	Dec. 31, 2023 USD ($) lb oz $ / lbs	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gold prepayment revaluation	$ 4.3	$ (0.2)
Gold prepayment liability	$ 0.0	$ 55.9	$ 71.2
Deposits and other investments with Schedule 1 Canadian banks, as a percentage of total cash and cash equivalents	87.00%	62.00%
Percentage of entity's trade receivables that are insured	36.00%	76.00%
Copper fixed for floating swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of copper fixed for floating swaps | lb	61.7	90.6
Average price recorded for copper fixed for floating swaps | $ / lbs	4.19	3.74
Derivative financial assets	$ 13.7
Derivative financial liabilities		$ 9.5
Zinc fixed for floating swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of zinc fixed for floating swaps | lb	9.7	13.9
Average price recorded for zinc fixed for floating swaps | $ / lbs	1.38	1.14
Derivative financial assets	$ 0.3
Derivative financial liabilities		$ 0.9
Copper forward sale [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of copper forwards outstanding | lb	5.3	7.9
Average price recorded for copper forwards outstanding | $ / lbs	3.95	3.93
Derivative financial liabilities	$ 0.1
Copper costless collars [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of copper collars outstanding | lb	6.6	13.2
Average floor price | $ / lbs	3.88	3.83
Average cap price | $ / lbs	4.14	4.03
Derivative financial assets	$ 0.1
Gold costless collars [Member]
Disclosure of detailed information about financial instruments [line items]
Unsettled copper collars | oz	0	0
Derivative financial assets
Provisional pricing - copper and zinc [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		$ 22.6
Derivative financial liabilities	$ 13.9
Customer 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables that represent largest customers	39.00%	24.00%
Customer 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables that represent largest customers	28.00%	17.00%